PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)
1
Voya Target
Retirement 2035 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 32.1%
105,368  iShares Core S&P Mid-
Cap ETF
$ 7,939,479
3.0
208,382  iShares Core U.S.
Aggregate Bond ETF
20,298,491
7.7
222,684  SPDR Portfolio High
Yield Bond ETF
5,199,671
2.0
423,098  Vanguard FTSE
Developed Markets
ETF
30,852,306
11.6
130,701  Vanguard FTSE
Emerging Markets ETF
7,910,024
3.0
145,617  Vanguard Long-Term
Treasury ETF
7,714,789
2.9
108,336  Vanguard Total
International Bond ETF
5,151,377
1.9
Total Exchange-Traded
Funds
(Cost $75,467,819)
85,066,137
32.1
MUTUAL FUNDS : 67.8%
Affiliated Investment Companies : 27.1%
4,546,344  Voya Intermediate
Bond Fund - Class R6
39,007,632
14.7
202,858  Voya MI Dynamic
Small Cap Fund
- Class R6
3,371,502
1.3
1,690,095  Voya Multi-Manager
International Equity
Fund - Class I
22,444,461
8.5
35,447  Voya Small Cap
Growth Fund - Class
R6
1,912,373
0.7
286,953  Voya VACS Series
EME Fund
5,081,946
1.9
71,817,914
27.1
Unaffiliated Investment Companies : 40.7%
402,188  Fidelity 500 Index
Fund
107,569,076
40.7
Total Mutual Funds
(Cost $153,580,046)
179,386,990
67.8
Total Long-Term
Investments
(Cost $229,047,865)
264,453,127
99.9
Total Investments in
Securities
(Cost $229,047,865) $ 264,453,127 99.9
Assets in Excess of
Other Liabilities 277,092 0.1
Net Assets $ 264,730,219 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
2
Voya Target
Retirement 2035 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 85,066,137 $ — $ — $ 85,066,137
Mutual Funds 179,386,990 — — 179,386,990
Total Investments, at fair value $ 264,453,127 $ — $ — $ 264,453,127
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2026
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 37,658,106 $ 3,940,553 $ (1,921,944) $ (669,083) $ 39,007,632 $ 485,315 $ (53,612) $ —
Voya MI Dynamic Small Cap Fund
- Class R6
3,270,333 85,224 (89,221) 105,166 3,371,502 — 13,459 —
Voya Multi-Manager International
Equity Fund - Class I
17,466,115 5,980,086 (1,345,043) 343,303 22,444,461 — 297,841 —
Voya Small Cap Growth Fund -
Class R6
1,958,271 51,135 (45,850) (51,183) 1,912,373 — 15,758 —
Voya VACS Series EME Fund
5,023,929 605,548 (248,176) (299,355) 5,081,946 — 162,545 —
$ 65,376,754 $ 10,662,546 $ (3,650,234) $ (571,152) $ 71,817,914 $ 485,315 $ 435,991 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 37,128,445
Gross Unrealized Depreciation (1,723,183)
Net Unrealized Appreciation $ 35,405,262